October 31, 2024

2024 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares U.S. Equity Factor Rotation Active ETF | DYNF | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
iShares® U.S. Equity Factor Rotation Active ETF
(Formerly BlackRock U.S. Equity Factor Rotation ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Communication Services — 12.2%
Alphabet Inc., Class A	2,383,669	$407,869,603
Alphabet Inc., Class C, NVS	1,146,668	198,018,097
AT&T Inc.	2,374,077	53,511,695
Comcast Corp., Class A	3,157	137,866
Meta Platforms Inc., Class A	940,783	533,969,615
Netflix Inc.(a)	157,053	118,736,780
T-Mobile U.S. Inc.	982,374	219,226,582
Walt Disney Co. (The)	287	27,609
		1,531,497,847
Consumer Discretionary — 11.6%
Amazon.com Inc.(a)	3,115,081	580,651,098
Booking Holdings Inc.	42,852	200,386,665
Chipotle Mexican Grill Inc., Class A(a)	53,702	2,994,961
Coupang Inc.(a)	45	1,161
DR Horton Inc.	36,580	6,182,020
General Motors Co.	1,916,913	97,302,504
Home Depot Inc. (The)	8,171	3,217,331
Lennar Corp., Class A	3,043,171	518,252,021
Macy's Inc.	90	1,381
PulteGroup Inc.	269,769	34,943,179
TJX Companies Inc. (The)	114,610	12,954,368
		1,456,886,689
Consumer Staples — 6.4%
Costco Wholesale Corp.	402,180	351,577,712
Kraft Heinz Co. (The)	46,887	1,568,839
Procter & Gamble Co. (The)	1,472,115	243,163,956
Walmart Inc.	2,531,660	207,469,537
		803,780,044
Energy — 4.7%
Chevron Corp.	258,042	38,401,810
Exxon Mobil Corp.	4,445,170	519,106,953
Marathon Petroleum Corp.	181,633	26,422,153
Targa Resources Corp.	2,024	337,927
Valero Energy Corp.	44	5,709
		584,274,552
Financials — 18.2%
American Express Co.	98,980	26,732,518
Arch Capital Group Ltd.(a)	552,373	54,441,883
Bank of America Corp.	9,793,814	409,577,301
Berkshire Hathaway Inc., Class B(a)	501,538	226,153,515
Citigroup Inc.	495,037	31,766,524
Everest Group Ltd.	88	31,294
Hartford Financial Services Group Inc. (The)	2,174,438	240,144,933
JPMorgan Chase & Co.	1,606,114	356,428,819
Mastercard Inc., Class A	464,467	232,043,069
MetLife Inc.	44	3,450
NU Holdings Ltd./Cayman Islands, Class A(a)	315	4,753
Progressive Corp. (The)	911,465	221,331,046
Travelers Companies Inc. (The)	698,703	171,839,016
Visa Inc., Class A	1,028,189	298,020,582
Wells Fargo & Co.	80,759	5,242,874
Willis Towers Watson PLC	187	56,510
		2,273,818,087
Health Care — 6.2%
Abiomed Inc., CVR(b)	53	88
Boston Scientific Corp.(a)	623,140	52,356,223
Eli Lilly & Co.	192,025	159,330,824
Johnson & Johnson	1,509,547	241,316,183
McKesson Corp.	702	351,414
Security	Shares	Value
Health Care (continued)
Merck & Co. Inc.	13,193	$1,349,908
UnitedHealth Group Inc.	577,935	326,244,307
		780,948,947
Industrials — 6.5%
Caterpillar Inc.	490,876	184,667,551
Dover Corp.	2,885	546,217
Eaton Corp. PLC	511,673	169,660,533
General Electric Co.	567,316	97,453,543
PACCAR Inc.	1,117,377	116,520,074
Parker-Hannifin Corp.	100,641	63,813,439
Republic Services Inc., Class A	240	47,520
RTX Corp.	181,219	21,925,687
Trane Technologies PLC	373,512	138,259,202
Waste Management Inc.	102,064	22,030,514
		814,924,280
Information Technology — 31.8%
Adobe Inc.(a)	1,435	686,045
Advanced Micro Devices Inc.(a)	30,740	4,428,712
Amphenol Corp., Class A	253,777	17,008,135
Apple Inc.	4,033,406	911,186,749
Applied Materials Inc.	441,414	80,151,954
Arista Networks Inc.(a)	1,148	443,633
Broadcom Inc.	1,206,396	204,809,849
Cisco Systems Inc.	3,274,338	179,335,492
Crowdstrike Holdings Inc., Class A(a)	4,360	1,294,353
Dell Technologies Inc., Class C	44	5,440
Hewlett Packard Enterprise Co.	287	5,594
Intuit Inc.	102,312	62,441,014
Microsoft Corp.	2,277,705	925,545,427
Nutanix Inc., Class A(a)	90	5,589
Nvidia Corp.	8,371,299	1,111,373,655
Oracle Corp.	59,460	9,979,766
Palo Alto Networks Inc.(a)	7,828	2,820,663
Qualcomm Inc.	44	7,162
Salesforce Inc.	587,919	171,301,959
ServiceNow Inc.(a)	218,821	204,157,805
Snowflake Inc., Class A(a)	20	2,296
TE Connectivity PLC, NVS	636,094	93,772,978
Workday Inc., Class A(a)	44	10,289
		3,980,774,559
Materials — 0.6%
Linde PLC	173,280	79,041,672
Martin Marietta Materials Inc.	1,727	1,022,971
		80,064,643
Utilities — 1.6%
Duke Energy Corp.	1,730,118	199,430,702
Southern Co. (The)	12,051	1,097,002
		200,527,704
Total Long-Term Investments — 99.8% (Cost: $11,412,786,763)		12,507,497,352

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® U.S. Equity Factor Rotation Active ETF
(Formerly BlackRock U.S. Equity Factor Rotation ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(c)(d)	27,250,000	$27,250,000
Total Short-Term Securities — 0.2% (Cost: $27,250,000)		27,250,000
Total Investments — 100.0% (Cost: $11,440,036,763)		12,534,747,352
Other Assets Less Liabilities — .00%		385,393
Net Assets — 100.0%		$12,535,132,745

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$32,360	$—	$(34,016)(b)	$1,659	$(3)	$—	—	$3,158 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,940,000	—	(73,690,000)(b)	—	—	27,250,000	27,250,000	556,647	—
				$1,659	$(3)	$27,250,000		$559,805	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® U.S. Equity Factor Rotation Active ETF
(Formerly BlackRock U.S. Equity Factor Rotation ETF)

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$12,507,497,264	$—	$88	$12,507,497,352
Short-Term Securities
Money Market Funds	27,250,000	—	—	27,250,000
	$12,534,747,264	$—	$88	$12,534,747,352

Portfolio Abbreviation
NVS	Non-Voting Shares